SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Aug. 31, 2012
Notes to Financial Statements
Common stock
Description - 2011	Shares of Common Stock Issued	Cash Proceeds Received
2009-2010 Private Placement (issuances occurred in quarter ended November 30, 2010) (1)	1,132,500	$453,000
Exercise of Class A & B Warrants issued in connection with 2009 – 2010 Private Placement (1)	1,236,250	715,938
January 2011 Private Placement (issuance occurred in quarter ended February 28, 2011) (2)	1,600,000	4,000,000
Exercise of options issued in January 2011 Private Placement	6,240,000	15,600,000
Net offering costs	-	(1,655,150)
Total shares of common stock issued and net cash proceeds received from sale of common stock and from the exercise of Warrants during the twelve months(3)	10,208,750	$19,113,788

Description - 2012	Shares of Common Stock Issued	Cash Proceeds Received
Exercise of Class A & B Warrants issued in connection with 2009 – 2010 Private Placement (1)	1,943,749	$1,103,124
Total shares of common stock issued and net cash proceeds received from sale of common stock and from the exercise of Warrants during the twelve months(3)	1,943,749	$1,103,124

Fair value warrants
	August 31, 2010	August 31, 2009
Expected dividend yield	0%	N/A
Risk-free interest rate	0.340%-0.815%	N/A
Expected volatility	387.97%-406.46%	N/A
Expected warrant life (in years)	1.00-1.50	N/A

No warrants from the 2009 – 2010 Private Placement were outstanding as of August 31, 2012.

The fair value of the 1,600,000 warrants issued in January 2011 with our 2011 Private Placement was estimated at the date of issue using the Black-Scholes valuation model. The Company included the relative fair value of the warrants of $4,640,000 as APIC.

The assumptions used are as follows:

August 31, 2011
Expected dividend yield	0%
Risk-free interest rate	1.1%
Expected volatility	404%
Expected warrant life (in years)	5.00

NOTE 7– SHAREHOLDERS’ EQUITY (Continued)

The following January 2011 Warrants are outstanding as of August 31, 2012:

Expiry Date	Exercise Price	August 31, 2012
January 31, 2016	$2.50	1,600,000

The fair value of the 6,240,000 Option Warrants issued in May and June with our 2011 Private Placement was estimated at the date of issue using the Black-Scholes valuation model. The Company recorded the relative fair value of the warrants of $7,800,000 as Additional Paid In Capital.

The assumptions used are as follows:

August 31, 2011
Expected dividend yield	0%
Risk-free interest rate	1.1%
Expected volatility	380%
Expected warrant life (in years)	5.00

The following January 2011 Option Warrants are outstanding as of August 31, 2012:

Expiry Date	Exercise Price	August 31, 2012
June 30, 2016	$2.50	6,240,000